CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Statement of Income Captions [Line Items]
Net revenues		¥ 1,973,806	¥ 1,579,604	¥ 1,178,008
Cost of revenues	[1]	(599,199)	(449,104)	(333,559)
Gross profit		1,374,607	1,130,500	844,449
Selling and marketing expenses	[1]	(713,120)	(527,553)	(384,954)
General and administrative expenses	[1]	(392,296)	(307,519)	(251,298)
Research and development expenses	[1]	(100,032)	(65,594)	(50,515)
Operating income		169,159	229,834	157,682
Interest income		21,000	23,974	42,732
Other income		26,702	15,960	11,812
Loss on foreign currency forward contract			(12,898)
Foreign currency exchange gains (losses)		(6,284)	3,760	(29,499)
Income before income taxes		210,577	260,630	182,727
Income tax expense		(25,770)	(18,776)	(3,967)
Net income		184,807	241,854	178,760
Net income attributable to Class A and Class B ordinary shareholders		¥ 184,807	¥ 241,854	¥ 178,760
Basic earnings per Class A and Class B ordinary share		¥ 3.25	¥ 4.35	¥ 3.32
Diluted earnings per Class A and Class B ordinary share		¥ 3.1	¥ 4.1	¥ 3.04
Net income		¥ 184,807	¥ 241,854	¥ 178,760
Other comprehensive income (loss)
Foreign currency translation adjustment, net of nil income taxes		(13,832)	22,972	34,748
Unrealized holding gains on available-for-sale securities, net of RMB42 and RMB2,818 income taxes for the year 2016 and 2017		26,246	5,235
Less: Reclassification adjustment for gains on available-for-sale securities realized in net income, net of RMB42 and RMB2,818 income taxes for the year 2016 and 2017		(16,496)	(235)
Comprehensive income		¥ 180,725	¥ 269,826	¥ 213,508

[1]	Includes share-based compensation expense as follows (note 14)